Note 4 - Exploration and Evaluation Assets (Details Textual)														1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended								24 Months Ended	36 Months Ended	48 Months Ended	62 Months Ended
	Jun. 28, 2027 CAD ($)	Jun. 28, 2026 CAD ($)	Jun. 28, 2025 CAD ($)	Jun. 28, 2024 CAD ($)	Jun. 28, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Jun. 23, 2022 CAD ($)	Aug. 01, 2021 CAD ($)	Jul. 30, 2021 CAD ($)	Sep. 13, 2019 CAD ($)	Aug. 19, 2019 CAD ($)	May 17, 2017 CAD ($)	Apr. 28, 2017 CAD ($)	Oct. 31, 2022 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jul. 30, 2025 CAD ($)	Jul. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Jul. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2023 CAD ($)	Jul. 30, 2024 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2027 CAD ($)	Jul. 15, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 04, 2024 CAD ($)	May 17, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2015
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets															$ 140,895			$ 187,849				$ 198,829
Increase (decrease) for purchase of evaluation and exploration assets															100,000							235,600
Accrued royalty payments outstanding															337,086				$ 337,086			301,967
Transfer agent and filing fees															34,763			$ 39,118
Zoro I [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate													100.00%
Cash transferred													$ 150,000
Equity interests of acquirer													$ 635,000																								$ 135,000
Number of instruments or interests issued or issuable													140,000																								20,000
Zoro North [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate											100.00%
Cash transferred											$ 250,000
Equity interests of acquirer											$ 250,000
Number of instruments or interests issued or issuable											52,656
Net Smelter Royalty Return Percentage											2.00%
Expense arising from exploration for and evaluation of mineral resources											$ 1,000,000
Option agreement, percentage of NSR to be acquired											50.00%
Option agreement, net smelter royalty percentage											1.00%
Option agreement, cash payment											$ 1,000,000
Manitoba Lithium [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate										100.00%
Cash transferred										$ 250,000
Equity interests of acquirer										$ 250,000
Number of instruments or interests issued or issuable										54,494
Net Smelter Royalty Return Percentage										2.00%
Option agreement, percentage of NSR to be acquired										50.00%
Option agreement, net smelter royalty percentage										1.00%
Option agreement, cash payment										$ 1,000,000
Jean Lake and Zoro Lithium properties [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Government grant agreement																																			$ 300,000
Proceeds from government grants, classified as financing activities															200,000							100,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement one [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities																									$ 200,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement two [member]
Statement Line Items [Line Items]
Government grant agreement																									$ 300,000
Proceeds from government grants, classified as financing activities																						100,000
Grass River Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets															0							1,755
Increase (decrease) for purchase of evaluation and exploration assets															0							0
Peg North Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																									100.00%
Number of instruments or interests issued or issuable						13,072	10,526
Net Smelter Royalty Return Percentage																									2.00%
Expense arising from exploration for and evaluation of mineral resources															853,315							849,406
Option agreement, net smelter royalty percentage																									1.00%
Option agreement, cash payment																									$ 1,500,000
Purchase of exploration and evaluation assets					$ 100,000		$ 100,000								100,000							100,000
Increase (decrease) for purchase of evaluation and exploration assets						$ 100,000	$ 100,000								100,000							100,000
Peg North Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable				28,818
Expense arising from exploration for and evaluation of mineral resources																															$ 3,000,000
Purchase of exploration and evaluation assets	$ 150,000	$ 150,000	$ 150,000	$ 100,000																											750,000
Increase (decrease) for purchase of evaluation and exploration assets	$ 150,000	$ 150,000	$ 150,000	$ 100,000																											$ 750,000
Winston Property [member]
Statement Line Items [Line Items]
Cash transferred												$ 240,000
Number of instruments or interests issued or issuable												88,000																								88,000
Purchase of exploration and evaluation assets															40,895							4,245
Increase (decrease) for purchase of evaluation and exploration assets															0							0
Option agreement, ownership interest after exercise																																						80.00%
Shares issued for services												$ 341,500
Ivanhoe Emporia Claims [member]
Statement Line Items [Line Items]
Cash transferred																						$ 500,000												$ 500,000
Net Smelter Royalty Return Percentage																						2.00%												2.00%
Purchase of exploration and evaluation assets																	$ 201,535		$ 216,855
Payables for purchase of non-current assets																						$ 361,375
Accrued royalty payments outstanding																																	$ 283,645	$ 298,465
Ivanhoe Emporia Claims [member] | Bottom of range [member]
Statement Line Items [Line Items]
Royalty expense																$ 248,645							$ 222,975
Little Granite Claims [Member]
Statement Line Items [Line Items]
Cash transferred																																				$ 500,000
Purchase of exploration and evaluation assets														$ 75,000
Accrued royalty payments outstanding																																				434,000
Aggregate Consideration																						434,000														$ 186,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate									100.00%
Number of instruments or interests issued or issuable								5,000																6,128		6,704	6,704	6,128
Net Smelter Royalty Return Percentage									2.00%
Expense arising from exploration for and evaluation of mineral resources																											$ 50,000
Option agreement, net smelter royalty percentage									1.00%
Option agreement, cash payment									$ 1,000,000
Purchase of exploration and evaluation assets								$ 25,000							0							50,000				$ 50,000
Increase (decrease) for purchase of evaluation and exploration assets								$ 25,000							0							$ 50,000				$ 50,000
Jean Lake Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Cash transferred																																$ 50,000
Equity interests of acquirer																																$ 50,000
Number of instruments or interests issued or issuable																					6,128								6,128			12,106
Expense arising from exploration for and evaluation of mineral resources																												$ 100,000	$ 150,000	$ 200,000
Purchase of exploration and evaluation assets																				$ 75,000	$ 50,000			$ 50,000
Increase (decrease) for purchase of evaluation and exploration assets																				$ 75,000	$ 50,000			$ 50,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																						100.00%	100.00%
Cash transferred																						$ 35,000
Equity interests of acquirer																						$ 85,600
Number of instruments or interests issued or issuable																						10,700												10,700
Purchase of exploration and evaluation assets															0							$ 41,553
Increase (decrease) for purchase of evaluation and exploration assets															0							85,600
Transfer agent and filing fees															0							6,553
Jol Lithium Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																									100.00%
Cash transferred																									$ 8,000
Number of instruments or interests issued or issuable																									364
Net Smelter Royalty Return Percentage																									2.00%
Purchase of exploration and evaluation assets															0							1,276
Increase (decrease) for purchase of evaluation and exploration assets															0							0
Transfer agent and filing fees															$ 0							$ 1,276
Cost of issuance of shares																									$ 2,454